ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Trade payables	59.5	54.4	50.9
Accrued payroll and related liabilities	34.5	23.6	21.8
Accrued interest	5.4	11.7	5.6
Accrued benefit obligation - pension plan (note 17)	8.2	7.4	7.3
Accrued benefit obligation - other employee future benefit plans (note 17)	6.1	5.8	5.3
Restructuring (note 21)	0.7	0.3	0.4
Payables related to capital projects	1.8	3.9	0.9
Other	3.5	6.7	5.3
Accounts Payable and Accrued Liabilities, Current	119.7	113.8	97.5